Principal Activities and Reorganization	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principal Activities and Reorganization
1. Principal activities and reorganization
(a) History and Reorganization
The Group commenced its operation in August 2006 by Mr. Cunjun Ma (“the founder”). Subsequently in December 2014, March 2016 and July 2016, the Company completed Series A, Series B and Series B+ financing respectively, and issued redeemable preferred shares to certain third party investors. In July 2018, the Company issued a convertible bond to certain third party investors. In October 2018, the investors converted the bond into Series B++ redeemable preferred shares.
Huize Holding Limited (“Huize” or the “Company”) was incorporated on December 24, 2014 under the laws of the Cayman Islands. The Company commenced a reorganization (“Reorganization”) in preparation of an offshore listing by issuing 184,200,000 common shares and 98,900,000 redeemable preferred shares were issued to the three shareholders in 2014 and 2015 after the Company was established. In June 2015, Shenzhen Zhixuan was established as an indirect wholly foreign owned entity of the Company in the People’s Republic of China (the “PRC”).
In June 2019, the Group completed the Reorganization by issuing 261,072,000 common shares, 105,122,000 Series A redeemable preferred shares, 185,512,580 Series B redeemable preferred shares, 43,937,180 Series B+ redeemable preferred shares and 16,574,460 Series B++ redeemable preferred shares to the shareholders of Huiye Tianze. After such share issuance, the total number of shares outstanding equals to that of Huiye Tianze. However, since the Company is an offshore entity, all PRC investors are required to register with relevant PRC governmental authorities in order to hold equity interest in the Company. All shareholders, except for one shareholder that owns 21.87% of Huiye Tianze, have completed relevant registrations. 78.13% of the shareholders received shares of the Company. The 21.87% shares of the Company were issued to an offshore affiliate of that shareholder. Concurrently, the Company obtained control over Huiye Tianze through Shenzhen Zhixuan by entering into a series of contractual arrangements as described in note 2b. As a result, Huiye Tianze became a consolidated VIE of the Group. The Company determined that the Reorganization is a recapitalization and accordingly prepared its financial statements using the carryover basis of assets and liabilities of Huiye Tianze and its subsidiaries.
Accordingly, the Company became the ultimate holding company of Huiye Tianze and its subsidiaries, which is principally engaged in the provision of insurance brokerage services in the PRC. The Company and its consolidated subsidiaries and variable interest entities (“VIE”) are collectively referred to as the “Group”.
In February 2020, the Company completed its initial public offering
(“IPO”)
in N
asdaq
G
l
obal
M
arket. The initial public offering of an aggregate of 5,250,000 American depository shares (“ADS”), each presenting 20 class A common shares of the Company, was priced at US$10.50 per ADS.
On March 10, 2020, the underwriters have exercised part of their over-allotment option to purchase an additional 72,453 American Depositary Shares of the Company at the IPO price of US$10.50 per ADS. After giving effect to the exercise of the over-allotment option, the Company had issued and sold a total of 5,322,453 ADSs in the IPO, for total gross proceeds of approximately US$55.9 million.
As of December 31, 2019, the Company’s principal subsidiaries, consolidated VIE and subsidiaries of VIE are as follows:

Principal Subsidiaries	Date of Incorporation/ Establishment	Place of Incorporation/ Establishment	Percentage Of Direct or Indirect Economic Interest	Principal Activities
Smart Choice Ventures Limited (“Smart Choice”)	January 14, 2015	British Virgin Islands	100%	Investment holding

Hong Kong Smart Choice Ventures Limited (“HK Smart Choice”)	February 18, 2015	Hong Kong	100%	Investment holding

Zhixuan International Management Consulting (Shenzhen) Co., Ltd. (“Shenzhen Zhixuan”)	June 9, 2015	PRC	100%	Management consulting and marketing consulting

Zhixuan Management Consulting (Tianjin) Co. Ltd	April 4, 2019	PRC	100%	Management consulting and marketing consulting

VIE

Shenzhen Huiye Tianze Investment Holding Co., Ltd (“Huiye Tianze”)	October 30, 2014	PRC	100%	Investment, investment consulting service

VIE’s Principal Subsidiaries

Huize Insurance Brokerage Co., Ltd. (“Huize Insurance Brokerage”) (former Shenzhen Huize Insurance Brokerage Co., Ltd.)	October 14, 2011	PRC	100%	Insurance brokerage service

Shenzhen Huize Shidai Co., Ltd. (“Huize Technology”)	April 28, 2012	PRC	100%	Technology development and Internet information consulting service

Hefei Huize Internet Technology Co., Ltd. (“Hefei Huize”)	August 5, 2015	PRC	100%	Technology development and Internet information consulting service

Shenzhen Zhixuan Wealth Investment Management Co., Ltd. (“Zhixuan Investment”)	April 20, 2016	PRC	100%	Management consulting, Investment consulting and financial consulting

Huize (Chengdu) Internet Technology Co., Ltd. (“Chengdu Huize”)	May 11, 2018	PRC	100%	Technology development consulting service